Trade Accounts Receivable - Breakdown of balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Trade Accounts Receivable
Allowance for doubtful accounts	R$ (38,740)	R$ (37,179)
Trade accounts receivable, net	2,297,763	2,537,058
Domestic | Third parties
Trade Accounts Receivable
Trade accounts receivable, gross	735,627	853,684
Domestic | Receivables Investment Fund ("FIDC")
Trade Accounts Receivable
Trade accounts receivable, gross	R$ 25,825	22,299
Duration of FIDC	2 years
Amount of FIDC liability	R$ 24,665	22,054
Domestic | Related parties
Trade Accounts Receivable
Trade accounts receivable, gross	28,652	36,727
Foreign | Third parties
Trade Accounts Receivable
Trade accounts receivable, gross	R$ 1,546,399	R$ 1,661,527